Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024
C000007337
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Without Sales Load [Member] | C000007337
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%		2.42%	1.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)	1.49%